Federated Short-Intermediate Duration Municipal Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
August 29, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:          Federated Short-Intermediate Duration Municipal Trust (the “Trust”
    1933 Act File No. 2-72277
1940 Act File No. 811-3181

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 31, 2008, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on August 28, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary

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